Document And Entity Information	Feb. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	PGT Innovations, Inc.
Entity Central Index Key	0001354327
Entity Emerging Growth Company	false
Entity File Number	001-37971
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0634715
Entity Address, Address Line One	1070 Technology Drive
Entity Address, City or Town	North Venice
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34275
City Area Code	941
Local Phone Number	480-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Title of each class	Common Stock, Par Value $0.01 Per Share
Trading Symbol(s)	PGTI